FINANCIAL LIABILITIES FINANCIAL LIABILTIES (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of financial liabilities

		As of
US$ MILLIONS		June 30, 2021	December 31, 2020
Current:
Inflation swaps		$—	$23
Deferred consideration	(a)	978	—
Total current financial liabilities		$978	$23

Non-current:
Inflation swaps		$—	$46
Deferred consideration	(a)	—	962
Total non-current financial liabilities		$—	$1,008
The following tables provide a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)
Balance at January 1, 2020	—	—
Share issuance	46,349,323	1
Share exchanges(1)	(1,388,874)	—
Balance at December 31, 2020	44,960,449	1
Share exchanges(1)	(11,410)	—
Balance at June 30, 2021	44,949,039	1
1.    Shares were exchanged for an average unit price of $52.61 and $39.60 for the six-month period ended June 30, 2021 and twelve-month period ended December 31, 2020, respectively. The weighted average price of the units exchanged during the period is calculated based on the NYSE closing price per unit on the date of exchange

Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2020	$—
Share issuance	1,765
Share exchanges	(55)
Remeasurement of liability	511
Balance at December 31, 2020	$2,221
Remeasurement of liability	276
Balance at June 30, 2021	$2,497